Financial Information by Quarter (Unaudited) - 10K	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information [Abstract]
Quarterly Financial Information
14.	Financial Information By Quarter (Unaudited)
	Three Months Ended
2015	March 31	June 30	September 30	December 31
	(in thousands, except for per share data)
Revenues	$1,192	$1,467	$1,327	$4,189
Selling, general and administrative	3,088	2,605	2,321	2,568
Research and development	2,811	2,959	2,427	4,933
Patent preparation fees	333	235	194	246
Litigation accrual expense	—	—	14	14,394
Operating loss	(5,040)	(4,333)	(3,628)	(17,952)
Net loss	(7,153)	(6,573)	(5,631)	(20,094)
Earnings (loss) per share: basic and diluted	$(0.13)	$(0.12)	$(0.10)	$(0.38)
	Three Months Ended
2014	March 31	June 30	September 30	December 31
	(in thousands, except for per share data)
Revenues	$549	$651	$1,099	$840
Selling, general and administrative	3,039	2,748	4,314	2,423
Research and development	2,813	2,372	2,742	2,903
Patent preparation fees	286	226	306	170
Litigation accrual expense	49	51	175,466	12,899
Operating loss	(5,638)	(4,747)	(181,728)	(17,554)
Net loss	(3,382)	(2,948)	(240,077)	(19,056)
Earnings (loss) per share: basic and diluted	$(0.06)	$(0.06)	$(4.49)	$(0.36)